Commitments and contingencies (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities Line Items
FCPA related charge	€ 75,000,000	€ 200,000,000
Acid Concentrate Products - Personal Injury
Disclosure Of Contingent Liabilities Line Items
Litigation settlement insurance recovery	220,000,000
Net litigation settlement expense recorded	60,000,000
United States Attorney for the Middle District of Tennessee
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount	63,700,000
Hawaii Medicaid False Claims
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount	€ 8,000,000